SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation

(a)   Basis of presentation

The accompanying consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Principles of consolidation

(b)   Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its wholly-owned subsidiaries, the VIE in which the Company, through its WFOE, has a controlling financial interest, and VIE’s wholly-owned subsidiaries.

All intercompany transactions and balances among the Company, its wholly-owned subsidiaries, the VIE, and the VIE’s wholly-owned subsidiaries have been eliminated upon consolidation.

Use of estimates

(c)   Use of estimates

The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reported periods. Significant accounting estimates include, but not limited to, the realization of deferred income tax assets, fair value of identifiable intangible assets in business combinations, useful lives and recoverability of property and equipment and intangible assets, impairment of goodwill, fair values of share-based compensation awards, investment securities, convertible debt, redeemable convertible preferred shares and ordinary shares.  Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

Convenience translation

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

(d)   Convenience translation

Translations of the consolidated financial statements from RMB into US$ as of and for the year ended December 31, 2021 are solely for the convenience of the readers and were calculated at the rate of US$1.00= RMB6.3726, representing the noon buying rate in The City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York on December 30, 2021. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2021, or at any other rate.

The US$ convenience translation is not required under U.S. GAAP and all US$ convenience translation amounts in the accompanying consolidated financial statements are unaudited.

Commitments and contingencies

(e)   Commitments and contingencies

In the normal course of business, the Group is subject to loss contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters, including, among others, government investigations, shareholder lawsuits, and non-income tax matters. An accrual for a loss contingency is recognized when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. If a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, is disclosed.

Cash and cash equivalents

(f)   Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, cash at bank and term deposits, which have original maturities of three months or less and are readily convertible to know amounts of cash. The Group’s cash and cash equivalents, excluding cash on hand, are deposited in financial institutions at below locations:

	As of December 31,
	2020	2021
	RMB	RMB
Financial institutions in the mainland of the PRC
—Denominated in RMB	76,352,748	35,656,085
—Denominated in USD	89,289,111	258,690,388
Total cash and cash equivalents balances held at mainland PRC financial institutions	165,641,859	294,346,473
Financial institution in Hong Kong Special Administrative Region (“Hong Kong S.A.R.”)
—Denominated in HKD	1,074,294	14,306,671
—Denominated in USD	261,797,195	15,084,574
Total cash balances held at the Hong Kong S.A.R. financial institution	262,871,489	29,391,245
Financial institutions in the United States
—Denominated in USD	8,540,607	22,950,413
Total cash balances held at the United States financial institutions	8,540,607	22,950,413
Financial institution in Vietnam
—Denominated in VND	6,596	6,278
Total cash balances held at the Vietnam financial institution	6,596	6,278
Financial institution in Japan
—Denominated in JPY	2,415,660	3,090,453
Total cash balances held at the Japan financial institution	2,415,660	3,090,453
Total cash and cash equivalents balances held at financial institutions	439,476,211	349,784,862

Term deposits

(g)   Term deposits

Term deposits represent deposits at bank with original maturities more than three months but less than one year. The Group’s term deposits are denominated in USD and are deposited at financial institutions in the mainland of the PRC.

Accounts receivable and allowance for doubtful accounts

(h)   Accounts receivable and allowance for doubtful accounts

Accounts receivable are recognized in the period when the Group has provided services to its customers and when its right to consideration is unconditional. The Group reviews the accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. The group considers many factors in assessing the collectability of its receivables, such as the age of the amounts due, the customer’s payment history and credit-worthiness. An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable. Accounts receivable balances are written off after all collection efforts have been exhausted.

Inventories

(i)   Inventories

Inventories, consisting of products available for sale, are stated at the lower of cost or net realizable value. The cost of inventory is determined using the first-in-first-out ("FIFO") method. Net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs of completion and the estimated costs necessary to make the sale. Inventory is written down for damaged goods and slow-moving merchandise, which is dependent upon factors such as historical and forecasted consumer demand, and any sales promotions.

Property and equipment, net

(j)   Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Office and electronic equipment	3 years
Leasehold improvements	Shorter of 3 years or lease term

When items are retired or otherwise disposed of, income is charged or credited for the difference between net book value and the proceeds received thereon. Ordinary maintenance and repairs are charged to expense as incurred, and replacements and betterments are capitalized and amortized over the remaining useful life.

Intangible assets, net

(k)   Intangible assets, net

Intangible assets acquired through business acquisitions are recognized as assets separate from goodwill if they are capable of being separated or arise from contractual or other legal rights. Purchased intangible assets and intangible assets arising from acquisitions are recognized and measured at fair value upon acquisition. Separately identifiable intangible assets that have determinable lives are amortized over their estimated useful lives using the straight-line method as follows:

Licenses	5 years
User bases	3-4 years
Brand names	10 years
Technologies	3 years

The estimated life of intangible assets subject to amortization is reassessed if circumstances occur that indicate the life has changed.

Impairment of long-lived asset

(l)   Impairment of property and equipment and intangible assets

Property and equipment and intangible assets are evaluated for impairment whenever events or changes in circumstances indicate that the carrying value of an asset or asset group may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment for the asset or asset group by comparing the carrying value of the asset or asset group to an estimate of future undiscounted cash flows expected to be generated from the use of the asset or asset group and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the asset or asset group, the Group recognizes an impairment loss based on the excess of the carrying value of the asset or asset group over the fair value of the asset or asset group.

Goodwill

(m)   Goodwill

Goodwill represents the excess of the purchase price over the fair value of identifiable net assets acquired in business combinations.

In January 2017, the Financial Accounting Standards Board (“FASB”) issued ASU 2017-04, Intangibles-Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment (“ASU 2017-04”), which eliminates Step 2 from the goodwill impairment test. A public business entity that is a U.S. Securities and Exchange Commission (SEC) filer should adopt the amendments in this ASU 2017-04 for its annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2019. On January 1, 2020, the Group adopted ASU 2017-04.

Goodwill is not amortized but tested annually for impairment on a qualitative or quantitative basis for the reporting unit as of December 31, or more frequently when events or circumstances indicate an impairment may exist at the reporting unit level. In the qualitative assessment, the Group considers primary factors such as industry and market considerations, the overall financial performance of the reporting unit, and other specific information related to the operations. When performing the annual impairment test, the Group has the option of first performing a qualitative assessment to determine the existence of events and circumstances that would lead to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If such a conclusion is reached, the Group would then be required to perform a quantitative impairment assessment of goodwill. However, if the assessment leads to a determination that it is more likely than not that the fair value of a reporting unit is greater than its carrying amount, then no further assessments are required. A quantitative assessment for the determination of impairment is made by comparing the carrying amount of the reporting unit with its fair value, which is generally calculated using the discounted cash flow method. If the fair value of a reporting unit exceeds its carrying amount, goodwill is not considered impaired. If the carrying amount of a reporting unit exceeds its fair value, the Group recognizes the amount of goodwill impairment as the excess of a reporting unit’s carrying amount over its fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit.

Application of the goodwill impairment test requires judgment, including the identification of reporting units, assignment of assets and liabilities to reporting units, assignment of goodwill to reporting units, and determination of the fair value of each reporting unit identified.

Investment securities

(n)   Investment securities

The Group’s investment securities consist of debt securities and equity securities with readily determinable fair values.

Debt securities

The Group accounts for debt securities as available-for-sale (“AFS”) when they are not classified as either trading or held-to-maturity. AFS securities are recorded at fair value, with unrealized gains and losses, net of related tax effect, are excluded from earnings and are reported as a separate component of accumulated other comprehensive loss until realized. Realized gains and losses from the sale of AFS securities are determined on a specific-identification basis. An impairment loss on the AFS securities are recognized in the consolidated statement of comprehensive loss when the decline in value is determined to be other-than-temporary. No impairment loss was recognized for the years ended December 31, 2019 and 2020.

Equity investments

All equity investments with readily determinable fair values, other than those accounted for under equity method of accounting or those that result in consolidation of the investee, are measured at fair value with changes in the fair value recognized through net income.

Value added taxes

(o)   Value added taxes

The Company’s PRC subsidiaries, VIE and VIE’s subsidiaries are subject to value added tax (“VAT”). Revenues from providing online services are generally subject to VAT at the rate of 6% and revenues from sales of merchandise are generally subject to VAT at the rate of 13% and subsequently paid to PRC tax authorities after netting input VAT on purchases. The excess of output VAT over input VAT is reflected in accrued expenses and other current liabilities, and the excess of input VAT over output VAT is reflected in prepayments and other current assets in the consolidated balance sheets.

Fair value measurements

(p)   Fair value measurements

Fair value represents the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

ASC 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Accounting guidance establishes a three-level fair value hierarchy and requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs are:

Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—Include other inputs that are directly or indirectly observable in the marketplace.

Level 3—Unobservable inputs which are supported by little or no market activity.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Financial assets and liabilities of the Group primarily consist of cash and cash equivalents, term deposits, accounts receivable, investment securities, accounts payable, and convertible debt. The Group measures investment securities and convertible debt at fair value on a recurring basis. Investment securities and convertible debt were measured at fair value using unobservable inputs and categorized in Level 3 of the fair value hierarchy. As of December 31, 2020 and 2021, the carrying amounts of other financial instruments approximated to their fair values due to the short term maturity of these instruments.

The Group’s non-financial assets, such as property and equipment, would be measured at fair value only if they were determined to be impaired.

Revenue recognition

(q)   Revenue recognition

The Group principally derives its revenues from live streaming, advertising, membership, merchandise sales and other services. The Group recognizes revenue when control of the promised service is transferred to the customers, in an amount that reflects the consideration that the Group expects to receive in exchange for those services.

Live streaming service

The Group operates integrated platforms, Blued, Finka and LESDO, consisting of IT infrastructure, mobile applications and its proprietary algorithm, to offer live and interactive streaming services to individual viewers as its customers. The Group engages broadcasters to perform on the Group’s platform, which through its proprietary algorithm, enables individual viewers to discover live streaming channels and broadcasters they may find interesting and provide more personal experience.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Individual viewer can purchase virtual gifts on the Group’s platform, and simultaneously present to broadcasters during their live streaming performance to show their support for their favorite broadcasters. The Group has sole discretion in designing and establishing pricing of virtual gifts. Individual viewer purchases virtual gifts using the Group’s virtual currency which is in turn acquired through online third-party payment platforms. Virtual currency is non-refundable and does not have expiration date. It is often consumed soon after it is purchased.

The Group considers live streaming service as one performance obligation to its customers. The consideration received from individual viewers varies at viewers’ discretion, as they purchase and present variable quantity or value of virtual gifts to broadcasters during a performance. The recognition of such variable consideration is constrained until the amount is known, which is when an individual viewer purchases virtual gifts and simultaneously presents them to broadcasters during their live streaming performance. Accordingly, revenue is recognized when virtual gifts are consumed as they are presented to broadcasters. Unconsumed virtual currency is recorded as deferred revenue.

The Group evaluates and determines individual viewers as its customers and the Group is the principal in providing live streaming services to them, and hence reports live streaming revenues on a gross basis. Accordingly, the amounts billed to viewers are recorded as revenues and revenue sharing fee paid to broadcasters through talent agencies are recorded as cost of revenues. The Group controls the integrated live streaming services, which is evidenced by its contractual relationship with individual viewers and primary responsibility for fulfilling the promise to provide the live streaming services, including operating the self-developed live streaming platform and maintaining the operation of the platform, engaging broadcasters through talent agencies to perform on its platform, investing in and using its algorithm to optimize individual viewers’ live streaming experience, enabling individual viewers to discover the broadcasters and shows they may be interested in, developing new features in the platform, promoting activities including the general promotion of the platform and the promotion of popular broadcasters and offering the virtual items to viewers to be purchased and used in the platform. Its control is also evidenced by its sole ability to monetize the live streaming services and the level of discretion in establishing pricing. The Group also has latitude in establishing the amount of compensation that broadcasters and talent agencies receive as a percentage of revenues generated from virtual gift sales. Such percentage is subject to the achievement of broadcasters and talent agencies on the Key Performance Indicators set by the Group.

Advertising

The Group offers marketing services on the Group’s mobile app, primarily through banner advertisements. Marketing services allow customers to place advertisements on particular areas of the Group’s mobile app, in particular formats and over particular periods of time. The marketing services typically last from several days to one year. The Group determines that the customer simultaneously receives and consumes benefits provided by the Group’s performance as the Group performs during the term of the contract. Revenues from marketing services are recognized, net of sales incentives, if any, ratably over the service period.

The Group provides sales incentives in the forms of discounts and rebates to customers based on purchase volume. Sales incentives are estimated and recorded at the time of revenue recognition based on the contracted rebate rates and estimated sales volume based on historical experience.

Membership

Membership revenues include subscription-based membership services and Pay-Per-Use Services. Subscription-based membership services enable individual users to enjoy additional functions and privileges over a period of time ranging from one month to one year. Pay-Per-Use services enable individual users to better promote themselves and raise their profile through advanced enhancement functions on a pay-per-service basis. The Group collects non-refundable membership service fee in advance and records it as deferred revenue. Subscription-based membership revenue is recognized on a straight-line basis over the membership period. Pay-Per-Use revenue is recognized at the point in time when control of promised service is transferred to the users.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Merchandise sales

The Group generates revenues from merchandise sales to customers through the Group’s own and third-parties' platforms. The Group controls the specified good before that good is transferred to a customer, which is evidenced by the primary responsibility for fulfilling the promise to provide the specified good, including responsible for the acceptability of the specified good; having inventory risk before the specified good has been transferred to a customer; and having discretion in establishing the price for the specified good. Accordingly, the Group concludes that it is principal in merchandise sales and reports revenue from merchandise sales on a gross basis. Revenues are measured as the amount of consideration the Group expects to receive in exchange for transferring the specified good to customers.

Other revenue

Other revenue mainly consists of family planning service revenues, service fee from the provision of consulting service to healthcare and medical institutions and marketplace service revenues. Revenue is recognized when control of promised service is transferred to the customers in an amount of consideration to which the Group expects to be entitled to in exchange for those services.

Contract balances

Contract balances include accounts receivable and deferred revenue. The timing of revenue recognition and cash collections result in accounts receivable and contract liabilities (i.e. deferred revenue). The allowance for doubtful accounts reflects the Group’s best estimate of probable losses inherent in the accounts receivable balance. The activity in the allowance for doubtful accounts for the years presented is disclosed in Note 3.

Amounts collected on accounts receivable are included in net cash provided by operating activities in the consolidated statements of cash flows.

Deferred revenue (a contract liability) is recognized when the Group has an obligation to transfer services to a customer for which the Group has received consideration related to the Group’s live streaming services, membership services and family planning services from the customer, or for which an amount of consideration is due from the customer.

The opening balance of deferred revenue as of January 1, 2020 and 2021 was RMB32,555,402 and RMB35,226,237, respectively. During the year ended December 31, 2019, 2020 and 2021, the Group recognized revenue in the amount of RMB23,757,459, RMB32,555,402 and RMB35,226,237 which was included in the deferred revenue balance at the beginning of the year, respectively.

Cost of revenues

(r)   Cost of revenues

Cost of revenues consists primarily of (i) revenue sharing fees paid to broadcasters, (ii) commission fees paid to mobile application stores and third party payment platforms, (iii) staff cost, rental and depreciation related to operation of its business, and (iv) other cost related to the business operation.

Selling and marketing expenses

(s)   Selling and marketing expenses

Selling and marketing expenses mainly consist of (i) advertising costs and promotion expenses, (ii) staff cost, rental and depreciation related to selling and marketing functions. Advertising costs, which consist primarily of online and offline advertisements, are expensed as incurred. The advertising costs were RMB60,136,876, RMB80,711,586 and RMB110,978,677 for the years ended December 31, 2019, 2020 and 2021, respectively.

Technology and development expenses

(t)   Technology and development expenses

Technology and development expenses consist primarily of payroll and related expenses for technology and development professionals and technology infrastructure costs. Technology infrastructure costs include servers, bandwidth and cloud infrastructure costs, depreciation and utilities and other expenses related to technology and development functions. Technology and development expenses are expensed as incurred.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

General and administrative expenses

(u)   General and administrative expenses

General and administrative expenses mainly consist of (i) staff cost, rental and depreciation related to general and administrative personnel, (ii) professional fees, (iii) share-based compensation for management and administrative personnel, and (iv) other corporate expenses.

Government grants

(v)   Government grants

Government grants are recognized when there are reasonable assurances that the Group will comply with the conditions attach to them and the grants will be received. Government grants for the purpose of giving immediate financial support to the Group with no future related costs or obligation are recognized as a reduction of general and administrative expenses in the Group’s consolidated statements of comprehensive loss when the grants become receivable.

Share-based compensation

(w)   Share-based compensation

The Group periodically grants share-based awards, mainly including share options to eligible employees, directors and consultants, which are subject to service and performance conditions.

All share-based awards granted to directors, employees and consultants of the Group are measured at the grant-date fair value and are recognized as compensation expense over the vesting period, and when the Group considers that it is probable that the performance condition will be achieved. The Group elected to account for forfeitures as they occur, rather than estimate expected forfeitures.

Share-based compensation in relation to the share options is estimated using the Binominal Option Pricing Model. The determination of the fair value of share options is affected by the share price of the Group’s ordinary shares as well as the assumptions regarding a number of complex and subjective variables, including the expected share price volatility, risk-free interest rate, exercise multiple, forfeiture rate and expected dividend yield.

For share options granted with service conditions only, share-based compensation expenses are recorded using straight-line method during the requisite service period.

For share options granted with service condition and the occurrence of an IPO as performance condition, share-based compensation expenses are recorded on a straight-line basis over the requisite service period for each separately vesting portion of the award.

A change in any of the terms or conditions of share-based awards is accounted for as a modification of the awards. The Group calculates incremental compensation cost of a modification as the excess of the fair value of the modified awards over the fair value of the original awards immediately before its terms are modified at the modification date. For vested awards, the Group recognizes incremental compensation cost in the period the modification occurs. For awards not being fully vested, the Group recognizes the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original awards over the remaining requisite service period after modification.

Employee benefits

(x)   Employee benefits

The Company’s subsidiaries and the VIE and VIE’s subsidiaries in PRC participate in a government mandated, multiemployer, defined contribution plan, pursuant to which certain retirement, medical, housing and other welfare benefits are provided to employees. PRC labor laws require the entities incorporated in China to pay to the local labor bureau a monthly contribution calculated at a stated contribution rate on the monthly basic compensation of qualified employees. The Group has no further commitments beyond its monthly contribution. Employee social benefits included as expenses in the accompanying consolidated statements of comprehensive loss amounted to RMB26,900,928, RMB20,354,331 and RMB55,265,678 for the years ended December 31, 2019, 2020 and 2021, respectively.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

As a result of COVID-19, the PRC government exempted or reduced certain enterprises’ contributions to basic pension insurance, unemployment insurance, and work injury insurance (“certain social insurance”). The Group’s PRC subsidiaries, VIE and VIE’s subsidiaries were exempted from contributions to certain social insurance between February 2020 and December 2020. The exemption was recognized as a reduction of cost of revenues, selling and marketing expenses, technology and development expenses and general and administrative expenses in the amount of RMB15,857,367 for the year ended December 31, 2020.

Income taxes

(y)   Income taxes

Current income taxes are provided on the basis of net income for financial reporting purposes, and adjusted for income and expense items which are not taxable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions.

Deferred income taxes are provided using the liability method. Under this method, deferred income tax assets and liabilities are recognized for the tax effects of temporary differences and are determined by applying enacted statutory tax rates that will be in effect in the period in which the temporary differences are expected to reverse. A valuation allowance is provided to reduce the amount of deferred income tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred income tax assets will not be realized. The effect on deferred income taxes arising from a change in tax rates is recognized in the consolidated statements of comprehensive loss in the period of change.

The Group applies a “more likely than not” recognition threshold in the evaluation of uncertain tax positions. The Group recognizes the benefit of a tax position in its consolidated financial statements if the tax position is “more likely than not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. Unrecognized tax benefits may be affected by changes in interpretation of laws, rulings of tax authorities, tax audits, and expiry of statutory limitations. In addition, changes in facts, circumstances and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Accordingly, unrecognized tax benefits are periodically reviewed and re-assessed. Adjustments, if required, are recorded in the Group’s consolidated financial statements in the period in which the change that necessities the adjustments occur. The ultimate outcome for a particular tax position may not be determined with certainty prior to the conclusion of a tax audit and, in certain circumstances, a tax appeal or litigation process. The Group records interest and penalties related to unrecognized tax benefits (if any) in interest expenses and general and administrative expenses, respectively. As of December 31, 2020 and 2021, the Group did not have any unrecognized uncertain tax positions.

Operating leases	(z) Operating leases The Group leases premises for offices under non-cancellable operating leases. Leases with escalated rent provisions are recognized on a straight-line basis over the lease term.
Foreign currency translation and foreign currency risks

(aa)  Foreign currency translation and foreign currency risks

The Group’s reporting currency is Renminbi (“RMB”). The functional currency of the Company and its subsidiaries incorporated at Hong Kong S.A.R. and the United States is the United States dollars (“US$”). The functional currency of the Company’s PRC subsidiaries, VIE and VIE’s subsidiaries is the RMB.

Transactions denominated in currencies other than the functional currency are remeasured into the functional currency at the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in a foreign currency are remeasured into the functional currency using the applicable exchange rate at the balance sheet date. The resulted exchange differences are recorded as general and administrative expenses in the consolidated statements of comprehensive loss.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

The financial statements of the Company and its subsidiaries incorporated at Hong Kong S.A.R., and the United States are translated from US$ into RMB. Assets and liabilities are translated into RMB using the applicable exchange rates at the balance sheet date. Equity accounts other than deficits generated in the current period are translated into RMB using the appropriate historical rates. Revenues, expenses, gains and losses are translated into RMB using the average exchange rates for the relevant period. The resulted foreign currency translation adjustments are recorded as a component of other comprehensive income or loss in the consolidated statements of comprehensive loss, and the accumulated foreign currency translation adjustments are recorded as a component of accumulated other comprehensive income or loss in the consolidated statements of changes in shareholders’ equity (deficit).

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the PRC government, controls the conversion of RMB to foreign currencies. The value of the RMB is subject to changes of central government policies and international economic and political developments affecting supply and demand in the China foreign exchange trading system market.

Concentration and risk

(bb)  Concentration and risk

Concentration of suppliers

The Group purchases all its computing, storage and bandwidth services (“cloud services”) from two suppliers for the years ended December 31, 2019, four suppliers for the year ended December 31, 2020 and five suppliers for the year ended December 31, 2021. Although there are a limited number of cloud providers of the particular cloud services, management believes that other cloud providers could provide similar services on comparable terms. A change in cloud providers, however, could cause negatively impact on the business operation and a possible loss of sales, which would affect operating results adversely.

Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist principally of cash and cash equivalents, term deposits and accounts receivable.

The Group’s investment policy requires cash and cash equivalents and term deposits to be placed with high-quality financial institutions and to limit the amount of credit risk from any one financial institution. The Group regularly evaluates the credit standing of the counterparties or financial institutions.

The Group conducts credit evaluations on its customers prior to delivery of services. The assessment of customer creditworthiness is primarily based on historical collection records, research of publicly available information and customer on-site visits by senior management. Based on this analysis, the Group determines what credit terms, if any, to offer to each customer individually. If the assessment indicates a likelihood of collection risk, the Group will not deliver the services to the customer or require the customer to pay cash, post letters of credit to secure payment or to make significant down payments.

Statutory reserves

(cc)  Statutory reserves

In accordance with the PRC Company Laws, the Group’s PRC subsidiaries, VIE and VIE’s subsidiaries must make appropriations from their after-tax profits as determined under the generally accepted accounting principles in the PRC (“PRC GAAP”) to non-distributable reserve funds including statutory surplus fund and discretionary surplus fund. The appropriation to the statutory surplus fund must be 10% of the after-tax profits as determined under PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the PRC companies. Appropriation to the discretionary surplus fund is made at the discretion of the PRC companies.

The statutory surplus fund and discretionary surplus fund are restricted for use. They may only be applied to offset losses or increase the registered capital of the respective companies. These reserves are not allowed to be transferred to the Company by way of cash dividends, loans or advances, nor can they be distributed except for liquidation.

For the years ended December 31, 2019, 2020 and 2021, profit appropriation to general statutory surplus fund and discretionary surplus fund for the Group’s entities incorporated in the PRC was nil, RMB139,773 and nil, respectively.

(Loss)/earnings per share

(dd)  (Loss) earnings per share

Basic (loss) income per share is computed by dividing net (loss) income attributable to ordinary shareholders, considering the accretion and reversal of accretion of redemption feature related to the Group’s redeemable convertible preferred shares, by the weighted average number of ordinary shares outstanding during the period using the two-class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. Shares issuable for little to no consideration upon the satisfaction of certain conditions are considered as outstanding shares and included in the computation of basic (loss) income per share as of the date that all necessary conditions have been satisfied. Net losses are not allocated to other participating securities if based on their contractual terms they are not obligated to share the losses.

Diluted (loss) income per share is calculated by dividing net (loss) income attributable to ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of ordinary shares issuable upon the conversion of the preferred shares, using the if-converted method, and shares issuable upon the exercise of share options using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted loss per share calculation when inclusion of such share would be anti-dilutive.

Segment reporting

(ee)  Segment reporting

The Group uses the management approach in determining its operating segments. The Group’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. For the purpose of internal reporting and management’s operation review, the Group’s Chief Executive Officer do not segregate the Group’s business by service lines. Management has determined that the Group has one operating segment, which is the mobile platform operations.

Business combination

(ff)  Business combination

The Group accounts for its business combinations using the acquisition method of accounting in accordance with Accounting Standards Codification (“ASC”) 805, Business Combinations. The assets acquired, the liabilities assumed, and any non-controlling interests of the acquiree at the acquisition date, if any, are measured at their fair values as of the acquisition date. The excess of the purchase price over those fair values is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the acquiree, the difference is recognized directly in the consolidated statements of comprehensive loss. The Group charges acquisition related costs that are not part of the purchase price consideration to general and administrative expenses as they are incurred.

Recent accounting pronouncements

(gg)  Recent accounting pronouncements

In February 2016, the FASB issued ASU No. 2016-02 (“ASU 2016-02”), Leases. ASU 2016-02 specifies the accounting for leases. For operating leases, ASU 2016-02 requires a lessee to recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, in its balance sheet. The standard also requires a lessee to recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term, on a generally straight-line basis. ASU 2016-02 was further amended in November 2019 by ASU 2019-10, Financial Instruments—Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842), and in June 2020 by ASU 2020-05, Revenue from Contracts with Customers (Topic 606) and Leases (Topic 842), which deferred the effective date of new lease standard. As a result, Accounting Standards Codification (“ASC”) 842, Leases, is effective for public companies for annual reporting periods, and interim periods within those years beginning after December 15, 2018. For all other entities, it is effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. Early adoption is permitted. As the Company is an "emerging growth company" and elects to apply for the new and revised accounting standards at the effective date for a private company, the Group adopts the new standard for the year ending December 31, 2022 and plans to use the effective date as the date of initial application. Consequently, financial information will not be updated and the disclosures required under the new standard will not be provided for dates and periods before January 1, 2022. The new standard provides a number of optional practical expedients in transition. The Group plans to elect the ‘package of practical expedients’, which permits the Group not to reassess under the new standard its prior conclusions about lease identification, lease classification and initial direct costs. The Group is finalizing its evaluation of its existing population of contracts to ensure all contracts that meet the definition of a lease contract under the new standard are identified. The Group is currently evaluating the qualitative and quantitative impact that the adoption of this standard will have on its consolidated financial statements and footnote disclosures and expects the standard will have a material impact on the consolidated balance sheet related to the recognition of right-of-use assets and lease liabilities for operating leases.

In June 2016, the FASB amended ASU 2016-13, Financial Instruments—Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments. ASU 2016-13 was further amended in November 2019 by ASU 2019-10, Financial Instruments—Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842). As a result, ASC 326, Financial Instruments — Credit Losses is effective for public companies for annual reporting periods, and interim periods within those years beginning after December 15, 2019. For all other entities, it is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. As the Company is an "emerging growth company" and elects to apply for the new and revised accounting standards at the effective date for a private company, the Group will adopt the new standard on January 1, 2023. The Group is currently evaluating the impact of this new guidance on its consolidated financial statements.